Financial Instruments (Schedule of Sensitivity Analysis of Equity) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
5% in Euro Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 761	€ 981
5% in Euro Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(761)	(981)
5% in NIS Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(378)	(256)
5% in NIS Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 378	€ 256